Long-Term Debt (Maturities of Long Term Debt) (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
2016	$ 0.9
2017	1.0
2018	1.0
2019	1.1
2020	1,238.6
Thereafter	1,301.0
Total debt	2,543.6
Crestwood Equity Partners LP
Debt Instrument [Line Items]
2016	1.1
2017	1.0
2018	1.0
2019	1.1
2020	1,238.6
Thereafter	1,301.0
Total debt	$ 2,543.8